JOHN HANCOCK FUNDS II

200 Berkeley Street

Boston, Massachusetts 02116

June 10, 2021

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	John Hancock Funds II (the “Registrant”)
File Nos. 333-126293; 811-21779

CERTIFICATION UNDER RULE 497(j)

Dear Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), please accept this letter as notice that the forms of Prospectuses and Statement of Additional Information for the Funds (see Appendix A following), each dated June 7, 2021, that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from the forms of Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 241 to the Registrant’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 243 to its Registration Statement under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the U.S. Securities and Exchange Commission on June 7, 2021 via EDGAR, accession number 0001133228-21-003307.

If you have any questions, please call the undersigned at (617) 572-0138.

Sincerely,

/s/ Ariel Ayanna
Ariel Ayanna
Assistant Secretary of the Trust

Appendix A

1.	Multi-Index 2010 Lifetime Portfolio
2.	Multi-Index 2015 Lifetime Portfolio
3.	Multi-Index 2020 Lifetime Portfolio
4.	Multi-Index 2025 Lifetime Portfolio
5.	Multi-Index 2030 Lifetime Portfolio
6.	Multi-Index 2035 Lifetime Portfolio
7.	Multi-Index 2040 Lifetime Portfolio
8.	Multi-Index 2045 Lifetime Portfolio
9.	Multi-Index 2050 Lifetime Portfolio
10.	Multi-Index 2055 Lifetime Portfolio
11.	Multi-Index 2060 Lifetime Portfolio
12.	Multi-Index 2065 Lifetime Portfolio
13.	Multi-Index Income Preservation Portfolio
14.	Multi-Index 2025 Preservation Portfolio
15.	Multi-Index 2030 Preservation Portfolio
16.	Multi-Index 2035 Preservation Portfolio
17.	Multi-Index 2040 Preservation Portfolio
18.	Multi-Index 2045 Preservation Portfolio
19.	Multi-Index 2050 Preservation Portfolio
20.	Multi-Index 2055 Preservation Portfolio
21.	Multi-Index 2060 Preservation Portfolio
22.	Multi-Index 2065 Preservation Portfolio